Expense Example, No Redemption - Calamos Russell 2000® Structured Alt Protection ETF® — April - Calamos Russell 2000 Structured Alt Protection ETF — April	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 70
Expense Example, No Redemption, 3 Years	$ 221